REORGANIZATION COSTS (Tables)	3 Months Ended
Jun. 30, 2021
REORGANIZATION COSTS
Schedule of reorganization costs

Three months ended
June 30, 2021
Professional and advisory costs	$12,546
Key employee retention plan	2,536
Prepetition claims and other costs	4,927
$20,009